Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
Other Assets
The following is a summary of our other assets as of September 30, 2015 and December 31, 2014:

	September 30, 2015	December 31, 2014
	(In thousands)
Straight-line rent receivables, net	$541	$766
Unsecured loans receivable, net	24,227	4,242
Deferred lease costs	9,183	9,970
Assets held for sale	11,229	5,229
Other, net	8,152	2,044
Total other assets	$53,332	$22,251

Note 7—Other Assets

        The following is a summary of our other assets as of December 31, 2014 and 2013:

	2014	2013
	(In thousands)
Straight-line rent receivables, net	$766	$473
Unsecured loans receivable, net	4,242	3,988
Deferred lease costs	9,970	5,927
Assets held for sale	5,229	631
Other, net	2,044	4,422

Total other assets	$22,251	$15,441